BUSINESS COMBINATIONS (Details Narrative) - USD ($)					3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	May 31, 2024	Jan. 08, 2024	Jul. 17, 2023	May 19, 2023	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Cash deposit								$ 4,652,500	$ (69,104)		$ (69,104)
Notes payable										$ 3,911,446	3,911,446	1,098,158
Revenue				$ 1,396,000	$ 2,661,183	$ 1,827,245		4,416,933	2,961,572		7,624,584	4,203,112
Gross profit					558,210	283,142		690,804	220,514	799.00	1,121,449	(4,740)
Professional fees					1,157,117	$ 729,893		2,030,556	924,671		3,146,692	265,575
Share based compensation pro forma									5,609,404			5,590,485
Goodwill impairment loss pro forma									20,364,001			20,364,001
Goodwill					$ 20,381,882			20,381,882		6,516,915	6,516,915
Goodwill [Member]
Business Acquisition [Line Items]
Professional fees											$ 450,000
Common Stock [Member]
Business Acquisition [Line Items]
Convertible stock exchanges, shares											(19,118,233)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture						300,000	[1]				300,000
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares issued			7,000,000
Standard Waste Services LLC [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 16,100,000
Cash deposit	4,652,500	$ 652,500
Notes payable	2,859,898
Revenue	731,000
Gross profit	280,000
Goodwill	13,800,000
Goodwill	$ 13,864,967
Standard Waste Services LLC [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Convertible stock exchanges, shares	100
Standard Waste Services LLC [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares issued	612,000
Number of shares issued, value	$ 8,568,000
Convertible stock exchanges, shares	1
Share price	$ 0.14
Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Purchase consideration				$ 27,162,222
Business Acquisition, Percentage of Voting Interests Acquired				65.00%
Goodwill				$ 26,880,916
Titan Trucking LLC [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)				10 years
Discount rate				12.70%
Titan Trucking LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Discount rate				12.70%
Pre-tax royalty rate				1.00%
Titan Trucking LLC [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)				5 years
Discount rate				12.70%
Titan Trucking LLC [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Professional fees								$ 659,000	$ 450,000
Titan Trucking LLC [Member] | Series C Preferred Stock [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Number of shares issued				630,900
Titan Trucking LLC [Member] | Series C Preferred Stock [Member] | Merger Agreement [Member] | Chief Executive Officer [Member]
Business Acquisition [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				70,100
Titan Merger Acquisition [Member]
Business Acquisition [Line Items]
Goodwill										$ 6,516,915	$ 6,516,915

[1]	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect this change.